SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Feb. 28, 2021	Feb. 29, 2020
SHORT-TERM INVESTMENTS
Held-to-maturity investments	$ 1,927,862	$ 345,457
Variable-rate financial instruments	457,723
Available-for-sale securities	308,970
Short-term investments	$ 2,694,555	$ 345,457